Cover	Feb. 06, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 06, 2026
Entity Registrant Name	Proto Labs, Inc.
Entity Incorporation, State or Country Code	MN
Entity File Number	001-35435
Entity Tax Identification Number	41-1939628
Entity Address, Address Line One	5540 Pioneer Creek Drive
Entity Address, City or Town	Maple Plain
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55359
City Area Code	(763)
Local Phone Number	479-3680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	PRLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001443669
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Proto Labs, Inc. (the “Company”) with the Securities and Exchange Commission (“SEC”) on February 6, 2026 (the “Original Report”). The sole purpose for filing this Amendment is to correct a scrivener’s error in reporting the guidance range for GAAP diluted earnings per share (“EPS”) for the first quarter of 2026 as described in the press release furnished as Exhibit 99.1 to the Original Report (the “Original Exhibit 99.1”). The correct GAAP diluted EPS guidance range for Q1 2026 is $0.18 to $0.26, rather than the guidance range of $0.17 to $0.25 as reported in the Original Exhibit 99.1 (the “Specified Error”). This Amendment supplements the Original Report and should be read in conjunction with the Original Report. No other changes have been made to the Original Report or Original Exhibit 99.1 other than to correct the Specified Error, as described above and reflected below.